NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS

Glass House Brands Inc. (the “Company”), formerly known as Mercer Park Brand Acquisition Corp. (“Mercer Park”), was incorporated under the Business Corporations Act (British Columbia) on April 16, 2019. As of December 31, 2025, the Company is a vertically integrated cannabis company that generates cannabis revenue in the state of California and has certain intellectual property licensing agreements in Nevada and Florida. The Company, through its subsidiaries cultivates, manufactures, and distributes cannabis bulk flower and trim to wholesalers and consumer packaged goods to third-party retail stores in the state of California. The Company also owns and operates retail cannabis stores and provides dispensary operation management services in the state of California. The Company’s subordinate voting shares (“Subordinate Voting Shares”), restricted voting shares (“Restricted Voting Shares”) and limited voting shares (“Limited Voting Shares,” and collectively with the Subordinate Voting Shares and the Restricted Voting Shares, the “Equity Shares”), and certain common share purchase warrants (the “Listed Warrants”) are listed on Cboe Canada, trading under the symbols “GLAS.A.U” and “GLAS.WT.U,” respectively. The Equity Shares and Listed Warrants also trade on the OTCQX in the United States under the symbols “GLASF” and “GHBWF,” respectively. The head office and principal address of the Company is 3645 Long Beach Boulevard, Long Beach, California 90807. The Company’s registered office in Canada is 666 Burrard Street, Suite 2500, Vancouver, BC V6C 2X8, Canada.
Liquidity
Historically, the Company’s primary source of liquidity has been from its operations, capital contributions made by equity investors and preferred equity investors, and debt issuances. The Company is meeting its operational obligations as they become due from its current working capital and from operations. However, the Company has sustained losses since inception and may require additional capital in the future. As of and for the year ended December 31, 2025, the Company had an accumulated deficit of $220.1 million, a net loss attributable to the Company of $29.7 million and net cash provided by operating activities of $11.4 million. The Company estimates that based on current business operations and working capital, it will continue to meet its obligations as they become due for at least the next 12 months.
The Company is generating cash from revenues and deploying its capital reserves to acquire and develop assets capable of producing additional revenues and earnings over both the immediate and near term. Capital reserves are primarily being utilized for capital expenditures, facility improvements, product development and marketing. The Company expects to continue to finance its operations, capital expenditures, facility improvements, product development and marketing primarily through cash from sales to customers and may consider future equity issuances and debt financing arrangements.
Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages its liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due. In the event sufficient cash flow is not available from operating activities, the Company may continue to raise equity or debt capital from investors in order to meet liquidity needs. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects. There can be no assurance that such financing will be available or will be on terms acceptable to the Company.